IFRS 9 Model Sensitivity (Detail) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2025 EUR (€)		Dec. 31, 2024 EUR (€)
Upward Sensitivity - Upward Shift [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In PP	[1]	1		1
Unemployment Rates in pp	[1]	(0.5)		(0.5)
Real Estate Prices In Percent	[1]	0.05		0.05
Equities In Percent	[1]	0.10		0.10
Credit Spreads In Percent	[1]	(0.40)		(0.40)
Commodities In Percent	[1]	0.10	[2]	0.10	[3]
Upward Sensitivity - ECL Impact On Upward Sensitivity [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In Mn	[1]	€ (84.3)		€ (66.4)
Unemployment Rates in mn	[1]	(58.1)		(44.9)
Real Estate Prices in mn	[1]	(28.8)		(13.9)
Equities in mn	[1]	(26.5)		(14.1)
Credit Spreads in mn	[1]	(26.8)		(20.7)
Commodities in mn	[1]	€ (9.8)	[2]	€ (7.7)	[3]
Downward Sensitivity - Downward Shift [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In PP	[1]	(1)		(1)
Unemployment Rates in pp	[1]	0.5		0.5
Real Estate Prices In Percent	[1]	(0.05)		(0.05)
Equities In Percent	[1]	(0.10)		(0.10)
Credit Spreads In Percent	[1]	0.40		0.40
Commodities In Percent	[1]	(0.10)	[2]	(0.10)	[3]
Downward Sensitivity - ECL Impact On Downward Sensitivity [Member]
IFRS 9 Model Sensitivity [Line Items]
GDP Growth Rates In Mn	[1]	€ 91.6		€ 71.8
Unemployment Rates in mn	[1]	60.7		49.0
Real Estate Prices in mn	[1]	34.1		16.0
Equities in mn	[1]	33.0		17.8
Credit Spreads in mn	[1]	31.2		24.2
Commodities in mn	[1]	€ 10.6	[2]	€ 8.7	[3]

[1]	The sensitivity analysis was performed without the aforementioned update to the LGD model
[2]	The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign
[3]	The sign of the shift applies to oil prices changes. Gold price changes have the opposite sign